Revenue - Schedule of Revenue Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 7,455	$ 13,671	$ 10,311
License Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	3,533	10,992	2,283
Reimbursements [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	1,850	448	2,782
Milestones [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax			3,500
Research And Development Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 2,072	$ 2,231	$ 1,746